Goodwill and Other Intangible Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charges of goodwill	$ 0	$ 0	$ 0
Impairment charges of intangible assets	0	0	0
Amortization expense	184,200,000	$ 180,200,000	$ 179,600,000
Amortization expense, 2019	180,300,000
Amortization expense, 2020	131,600,000
Amortization expense, 2021	47,000,000
Amortization expense, 2022	44,700,000
Amortization expense, 2023	$ 41,200,000